Loss Per Share (Details) - Schedule of computing basic and diluted net loss per share - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	(4,041)	(2,828)	(1,222)
Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	6,243,411	5,519,061	4,634,043
Net loss per share of ordinary share, basic and diluted (in Dollars per share)	$ (0.65)	$ (0.51)	$ (0.26)